COMMITMENTS AND CONTINGENCIES (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Line Items]
Letters of credit issued to guarantee performance of a client to a third party	$ 18,400,000	$ 16,300,000
Affordable Housing Program Obligation	32,700,000	31,500,000
Commitments outstanding to extend credit	0	0
Effective Income Tax Rate Reconciliation, Tax Credit, Amount	2,691,000	1,388,000	$ 1,100,000
Affordable housing contingent commitment	0	0
Estimated Litigation Liability	0	1,300,000
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets	4,900,000	1,100,000
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount	13,700,000	1,100,000
Commitments to Extend Credit
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding to extend credit	2,000,000,000	1,983,706,000
Minimum
Commitments and Contingencies Disclosure [Line Items]
Loans and Leases Receivable, Commitments, Variable Rates	0.0000	0.0000
Maximum
Commitments and Contingencies Disclosure [Line Items]
Loans and Leases Receivable, Commitments, Variable Rates	0.2100	0.2100
Affordable housing investment [Member]
Commitments and Contingencies Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Amount	2,900,000	1,400,000
Historic tax credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Amount	$ 600,000	$ 0